UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      911,581
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CITRIX SYSTEMS INC           COM            177376100   63,011   857,758 SH       SOLE                  857,758      0    0
ASIAINFO-LINKAGE INC         COM            04518A104   61,367 2,834,500 SH       SOLE                2,834,500      0    0
ARUBA NETWORKS INC           COM            043176106   60,099 1,775,980 SH       SOLE                1,775,980      0    0
OPENTABLE INC                COM            68372A104   49,372   464,240 SH       SOLE                  464,240      0    0
VANCEINFO TECHNOLOGIES-ADR   ADR            921564100   49,247 1,567,875 SH       SOLE                1,567,875      0    0
ATHENAHEALTH INC             COM            04685W103   47,336 1,048,881 SH       SOLE                1,048,881      0    0
ALCATEL-LUCENT-SPONSORED ADR SPONSORED ADR  013904305   46,404 7,987,000 SH       SOLE                7,987,000      0    0
NETFLIX INC                  COM            64110L106   43,723   183,880 SH       SOLE                  183,880      0    0
HISOFT TECHNOLOGY INT-ADR    ADR            43358R108   41,781 2,230,690 SH       SOLE                2,230,690      0    0
POWERWAVE TECHNOLOGIES INC   COM            739363109   40,100 8,891,259 SH       SOLE                8,891,259      0    0
VMWARE INC-CLASS A           CL A           928563402   36,923   452,820 SH       SOLE                  452,820      0    0
CADENCE DESIGN SYS INC       COM            127387108   36,790 3,773,360 SH       SOLE                3,773,360      0    0
INTL GAME TECHNOLOGY         COM            459902102   31,164 1,920,155 SH       SOLE                1,920,155      0    0
WYNN RESORTS LTD             COM            983134107   27,621   217,212 SH       SOLE                  217,212      0    0
SALESFORCE.COM INC           COM            79466L302   25,995   194,602 SH       SOLE                  194,602      0    0
QUALCOMM INC                 COM            747525103   24,383   444,700 SH       SOLE                  444,700      0    0
AMAZON.COM INC               COM            023135106   18,973   105,330 SH       SOLE                  105,330      0    0
WEBMD HEALTH CORP            COM            94770V102   18,851   352,874 SH       SOLE                  352,874      0    0
EZCHIP SEMICONDUCTOR LTD     ORD            M4146Y108   18,498   624,000 SH       SOLE                  624,000      0    0
CAVIUM NETWORKS INC          COM            14965A101   17,831   396,855 SH       SOLE                  396,855      0    0
MAKEMYTRIP LTD               SHS            V5633W109   17,524   597,883 SH       SOLE                  597,883      0    0
ADVENT SOFTWARE INC          COM            007974108   16,457   573,626 SH       SOLE                  573,626      0    0
NETSUITE INC                 COM            64118Q107   14,307   492,000 SH       SOLE                  492,000      0    0
NETAPP INC                   COM            64110D104   14,235   295,647 SH       SOLE                  295,647      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105   11,008   200,000 SH       SOLE                  200,000      0    0
SOLARWINDS INC               COM            83416B109   10,525   448,630 SH       SOLE                  448,630      0    0
COMSCORE INC                 COM            20564W105    9,654   327,270 SH       SOLE                  327,270      0    0
YOUKU.COM INC-SPON ADR       SPONSORED ADR  98742U100    9,122   192,000 SH       SOLE                  192,000      0    0
SUCCESSFACTORS INC           COM            864596101    6,970   178,300 SH       SOLE                  178,300      0    0
VARIAN SEMICONDUCTOR EQUIP   COM            922207105    6,084   125,000 SH       SOLE                  125,000      0    0
REALPAGE INC                 COM            75606N109    5,591   201,625 SH       SOLE                  201,625      0    0
MERCADOLIBRE INC             COM            58733R102    5,518    67,600 SH       SOLE                   67,600      0    0
TIBCO SOFTWARE INC           COM            88632Q103    4,905   180,000 SH       SOLE                  180,000      0    0
INFORMATICA CORP             COM            45666Q102    4,697    90,000 SH       SOLE                   90,000      0    0
ASML HOLDING NV-NY REG SHS   NY REG SHS     N07059186    4,450   100,000 SH       SOLE                  100,000      0    0
RACKSPACE HOSTING INC        COM            750086100    4,285   100,000 SH       SOLE                  100,000      0    0
CTRIP.COM INTERNATIONAL-ADR  ADR            22943F100    2,489    60,000 SH       SOLE                   60,000      0    0
E-COMMERCE CHINA DANGDANG-AD SPN ADS COM A  26833A105    1,650    80,000 SH       SOLE                   80,000      0    0
COMMVAULT SYSTEMS INC        COM            204166102      997    25,000 SH       SOLE                   25,000      0    0
AEROFLEX HOLDING CORP        COM            007767106      637    35,000 SH       SOLE                   35,000      0    0
ARM HOLDINGS PLC-SPONS ADR   SPONSORED ADR  042068106      592    21,000 SH       SOLE                   21,000      0    0
CAMELOT INFORMATION SYS-ADS  ADS            13322V105      415    25,000 SH       SOLE                   25,000      0    0


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